FINANCIAL INSTRUMENTS Effect of Derivative Instrument (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Nonoperating Income (Expense) [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 1	$ 62	$ 94